Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 519	$ 396	$ 418
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	218	196	238
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	158	53	78
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	53	78	61
Defined contribution pension and other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 90	$ 69	$ 41